Income Tax Benefits / (Expenses) - Summary of Income Tax Benefits / (Expenses) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Deferred Taxes [line Items]
Current taxes	€ (1,133)	€ (189)	€ (856)
Deferred taxes	(2,274)	318	(3,475)
Income tax benefits / (expenses)	€ (3,407)	€ 129	€ (4,331)